Offerings - Offering: 1	Mar. 19, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, to be issued under the Aveanna Healthcare Holdings, Inc. 2021 Employee Stock Purchase Plan
Amount Registered	1,801,642
Proposed Maximum Offering Price per Unit	5.92
Maximum Aggregate Offering Price	$ 10,665,720.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,472.94
Offering Note

(1)

Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.01 per share (“Common Stock”), of Aveanna Healthcare Holdings Inc. (the “Registrant”) that become issuable under the Aveanna Healthcare Holdings Inc. 2021 Employee Stock Purchase Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of shares of the Registrant’s outstanding Common Stock.

(2)

Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low sales prices of a share of Common Stock as reported on the Nasdaq Global Select Market on March 16, 2026 multiplied by 85%, which is the percentage trading price per share applicable to purchasers under the Plan.

(3)

Represents an automatic annual increase of an aggregate of 1,801,642 shares of Common Stock, pursuant to the increase on January 4, 2026, to the number of shares of the Registrant’s Common Stock reserved for issuance under, and which annual increase is provided for in, the Plan.